Loans and Financing (Details 3) - Copel Geracaoe Transmissao SA [member]	12 Months Ended
Dec. 31, 2023
BNDES Finem No.820989.1 Maua [member]
IfrsStatementLineItems [Line Items]
Company	Copel GeT
Contract	BNDES Finem No. 820989.1 - Mauá
Annual financial index	EBITDA / Net financial results
Limit	≥ 1.3
Bancodo Brasil No.21020000 Maua [member]
IfrsStatementLineItems [Line Items]
Contract	Banco do Brasil No. 21/02000-0 - Mauá
Annual financial index	EBITDA / Net financial results
Limit	≥ 1.3
Commercial Papers [Member]
IfrsStatementLineItems [Line Items]
Contract	Commercial paper
Annual financial index	Debt service coverage ratio Consolidated net debt / Consolidated EBITDA
Limit	≥ 1.5≤ 3.5
BNDES Finem No.14205611 [member]
IfrsStatementLineItems [Line Items]
Company	Copel DIS
Contract	BNDES Finem No. 14205611
Annual financial index	Financial indebtedness / EBITDA
Limit	≤ 4.0
BNDES Finem No.14212711 [member]
IfrsStatementLineItems [Line Items]
Company	Santa Maria
Contract	BNDES Finem No. 14212711
Annual financial index	Debt service coverage ratio
Limit	≥ 1.3
BNDES Finem No.14212721 [member]
IfrsStatementLineItems [Line Items]
Company	Santa Helena
Contract	BNDES Finem No. 14212721
Annual financial index	Debt service coverage ratio
Limit	≥ 1.3
BNDES Assignment Agreement [member]
IfrsStatementLineItems [Line Items]
Company	São Bento Energia, Investimento e Participações
Contract	BNDES Assignment Agreement
Annual financial index	Debt service coverage ratio
Limit	≥ 1.3
BNDES Finem No.11211531 [member]
IfrsStatementLineItems [Line Items]
Company	GE Boa Vista S.A.
Contract	BNDES Finem No. 11211531
BNDES Finem No.11211521 [member]
IfrsStatementLineItems [Line Items]
Company	GE Farol S.A.
Contract	BNDES Finem No. 11211521
BNDES Finem No.11211551 [member]
IfrsStatementLineItems [Line Items]
Company	GE Olho D´Água S.A.
Contract	BNDES Finem No. 11211551
BNDES Finem No.11211541 [member]
IfrsStatementLineItems [Line Items]
Company	GE São Bento do Norte S.A.
Contract	BNDES Finem No. 11211541
BNDES Finem No.18204611 [member]
IfrsStatementLineItems [Line Items]
Company	Cutia
Contract	BNDES Finem No. 18204611
Annual financial index	Debt service coverage ratio (a)
Limit	≥ 1.2
BNDES Finem No.13212221 [member]
IfrsStatementLineItems [Line Items]
Company	Costa Oeste
Contract	BNDES Finem No. 13212221
Annual financial index	Debt service coverage ratio
Limit	≥ 1.3
BNDES Finem No.14205851 [member]
IfrsStatementLineItems [Line Items]
Company	Marumbi
Contract	BNDES Finem No. 14205851
Annual financial index	Debt service coverage ratio
Limit	≥ 1.3